Property, plant and equipment (Interest capitalization) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Interest expense arising on borrowings	¥ 476	¥ 450
Weighted average capitalization rate	4.54%	4.52%